Asset Disposal	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
Asset Disposal
5. Asset Disposal
Acquisition of High Attendance Assets
On August 14, 2020, in connection with the terms and conditions of the Asset Purchase Agreement (the “Agreement”) by and among the Company and High Attendance, the Company acquired intellectual property and fixed assets of High Attendance in exchange for $449,000 cash and 133,257 restricted shares of Class A Common Stock of the Company (the “Purchase”). The Purchase was accounted for as an asset acquisition as substantially all of the fair value of the assets acquired was concentrated in one asset class, Technology. The Purchase was initiated by the Company to acquire High Attendance’s Technology to be incorporated into products of the Company. There was $49,000 of transaction costs incurred by the Company relating to the Purchase.
The restrictions on the Class A Common Stock are subject to High Attendance meeting certain service requirements over a two-year
period (“Restricted Stock”). The Restricted Stock is payable to the sole shareholder of High Attendance who became an employee of the Company. The Restricted Stock is treated as post-combination compensation expense in accordance with the applicable guidance for share-based payments.
The following table represents the purchase price:

Cash	$400,000
Transaction costs	49,000

Total purchase price	$449,000

The following table represents the net assets acquired:

Assets:
Technology	$436,000
Trade names and trademarks	13,000

Net assets acquired	$449,000

High Attendance’s assets were measured and recognized as an allocation of the purchase price based on their relative fair values as of the transaction date.
Disposal of High Attendance Assets
On July 1, 2022, the Company sold the assets and liabilities of High Attendance back to its former owner (the “Buyer”), from whom the assets were originally purchased during the year ended December 31, 2020 pursuant to an Asset Purchase Agreement. At the time of the sale, the Buyer was employed by and a shareholder of the Company. The sale was accounted for as a nonmonetary transaction as the Company determined the sale of the High Attendance asset group represents the rescission of the prior acquisition of these assets in the asset acquisition which occurred during the year ended December 31, 2020.
The assets and liabilities of High Attendance were exchanged for the cancellation of 133,257 shares of restricted Class A Common Stock of the Company, par value $0.0001 per share, held by the former owner of

High Attendance, and which were previously granted to the Buyer as consideration for the acquisition of High Attendance during the year ended December 31, 2020. As additional consideration for the Buyer’s assumption of liabilities relating to the purchased assets of High Attendance, the Company paid $17,500 to the Buyer at closing. The shares of restricted Class A Common Stock had vesting terms over
24 months
of continuous service from the date of the initial purchase during the year ended December 31, 2020.
In accordance with the provisions of ASC 845
Nonmonetary Transactions
, the Company recorded the cancellation of 133,257 shares of restricted Class A Common Stock as a reduction of additional paid in capital, and no gain or loss was recorded in this transaction.
The following summarizes the activity related to the High Attendance assets in 2022 and 2021:

Carrying Value
Acquisition of High Attendance assets	$449,000
Amortization of High Attendance assets	(56,125)

High Attendance assets-December 31, 2020	392,875
Amortization of High Attendance assets	(149,666)
Impairment of High Attendance assets	(243,209)

High Attendance assets-December 31, 2021	$—